Prepayments and Other Assets, net	12 Months Ended
Dec. 31, 2024
Prepayments and Other Assets, net
Prepayments and Other Assets, net

7.    Prepayments and Other Assets, net

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Advance to suppliers	5,587	7,251
VAT recoverable (1)	1,275	4,125
Loans receivable	—	1,500
Interest receivable	1,927	1,103
Receivables from third party payment platforms	597	939
Rental deposits	532	334
Prepayment for share repurchase	315	—
Others	854	962
Less: allowance for credit losses	(34)	(35)
Total prepayments and other current assets, net	11,053	16,179

Rental deposits	889	687
Less: allowance for credit losses	(12)	(9)
Total other non-current assets, net	877	678
(1)	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.